SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Laboratory Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years	3 years
Laboratory Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years	5 years
Computer/ Office Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years	3 years
Furniture, Fixtures and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Description of useful life	Shorter of useful life or life of the lease	Shorter of useful life or life of the lease